CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 3.4	$ 2.8
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100,000	100,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized	240,000,000	240,000,000
Common Stock, shares issued	90,243,731	90,294,765
Common Stock, shares outstanding	90,243,731	90,294,765
Non-voting Common Stock
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized	7,125,000	7,125,000
Common Stock, shares issued	0	0
Common Stock, shares outstanding	0	0
Class C Common Stock
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized	20,000,000	20,000,000
Common Stock, shares issued	0	0
Common Stock, shares outstanding	0	0